Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 46,637	$ 1,309
Restricted cash	490	565
Marketable securities	397,458	0
Other receivables	2,612	48
Derivative asset	202	0
Prepaid expenses and other current assets	3,774	83
Total current assets	451,173	2,005
Property, plant, and equipment, net	57,185	45,104
Operating lease right-of-use asset	1,782	0
Intangible assets, net	215	258
Other long-term assets	62	62
Total assets	510,417	47,429
Current liabilities
Accounts payable	2,451	2,700
Accrued expenses	973	593
Operating lease liability, current	280	0
Other liabilities, current	380	0
Derivative liability	103	1,239
Stockholder convertible notes payable	0	3,232
Total current liabilities	4,187	7,764
PPP Loan	0	906
Earnout liability	127,757	0
Canadian Government Research and Development Program Liability	6,762	6,197
Redeemable convertible preferred stock warrants	0	19,233
Assumed common stock warrants liability	52,860	0
Stockholder note	5,189	5,189
Related party other liabilities, long-term	5,720	5,517
Operating lease liability	1,486	0
Other liabilities, long-term	2,946	2,500
Total liabilities	206,907	47,306
Commitments and contingencies (See Note 19)
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding as of December 31, 2021 and December 31, 2020	0	0
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 136,801,569 and 70,266,925, issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	16	6
Additional paid-in capital	361,542	98,620
Accumulated deficit	(56,797)	(98,887)
Accumulated other comprehensive income (loss)	(1,251)	384
Total stockholders’ equity	303,510	123
Total liabilities and stockholders’ equity	$ 510,417	$ 47,429